Investment Objectives and Goals - Energy Resilience Portfolio	Oct. 31, 2024
Energy Resilience Portfolio - Advisor shares
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Energy Resilience Portfolio - Institutional Shares
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.